DEBT SECURITIES IN ISSUE (Details) £ in Millions, € in Billions, $ in Billions	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 EUR (€)
Debt Securities In Issue [Line Items]
Debt securities	£ 48,217			£ 42,873
Notional amount	343,808			269,122
Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	13,680			13,381
Euro €35bn Global Covered Bond Programme
Debt Securities In Issue [Line Items]
Debt securities	18,073			19,201
Notional amount | €		€ 35			€ 35		€ 35
£10bn Global Covered Bond Programme
Debt Securities In Issue [Line Items]
Debt securities	3,713			0
Notional amount	10,000			10,000
US $20bn Commercial Paper Programmes
Debt Securities In Issue [Line Items]
Debt securities	2,264			2,411
Notional amount | $			$ 20			$ 20
Certificates of deposit
Debt Securities In Issue [Line Items]
Debt securities	2,511			1,607
Credit linked notes
Debt Securities In Issue [Line Items]
Credit linked notes	705			635
Securitisation programmes
Debt Securities In Issue [Line Items]
Debt securities	£ 7,271			£ 5,638